Changes in Equity and Earnings Per Share - Summary of Weighted Average Number of Ordinary and Restricted Shares (Detail) - USD ($) shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jan. 01, 2025	Jan. 01, 2024
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [line items]
Issued ordinary and restricted shares at 1 January, net of treasury shares			1,975	1,984
Effect of stock lending	27	30
Effect of delivery of treasury shares and share buyback programs	(13)	(9)
Weighted average number of ordinary and restricted shares at 31 December	1,989	2,005
Effect of share options, PSUs and restricted stock units	37	38
Profit attributable to equity holders of AB InBev	$ 3,824	$ 2,564
Net impact of exceptional items on profit (refer to Note 8)	(305)	675
Profit before exceptional items, attributable to equity holders of AB InBev	3,519	3,239
Hyperinflation impacts	37	81
Underlying profit	$ 3,556	$ 3,320
Ordinary restricted shares [member]
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [line items]
Weighted average number of ordinary and restricted shares at 31 December	1,989	2,005
Weighted average number of ordinary and restricted shares (diluted) at 31 December	2,026	2,043